Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document Type	6-K
Entity Registrant Name	AnPac Bio-Medical Science Co., Ltd.
Document Period End Date	Jun. 30, 2022
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001786511
Amendment Flag	false